Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Recognitions of Trade Date Profit
Balance, beginning of period	€ 550	€ 462
New trades during the period	187	99
Amortization	(77)	(49)
Matured trades	(41)	(30)
Subsequent move to observability	(15)	(9)
Exchange rate changes	(1)	4
Balance, end of period	€ 603	€ 477